Options (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Stock based compensation expense components	$ 63,119	$ 821,943	$ 94,806	$ 1,644,868
Research and Development Expense [Member]
Stock based compensation expense components	56,957	800,913	67,995	1,602,025
Selling, General and Administrative Expenses [Member]
Stock based compensation expense components	$ 6,162	$ 21,030	$ 26,811	$ 42,843